ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

Timothy F. Cormier
October 3, 2025	T +1 617 951 7747
timothy.cormier@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Putnam Funds Trust (the “Registrant”)

(Registration Nos. 333-00515 and 811-07513)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Putnam Dynamic Asset Allocation Equity Fund and Putnam Mortgage Opportunities Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 402 to the Registrant’s Registration Statement (“Amendment No. 402”), and (b) that Amendment No. 402 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7747.

Very truly yours,

/s/ Timothy F. Cormier
Timothy F. Cormier

cc:	Venice Monagan, Esq., Franklin Templeton
Tara Gormel, Esq., Franklin Templeton